BANK BORROWINGS (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Interest related to bank borrowings	$ 1.3	$ 1.0
Term Loans [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Annual interest rate	2.00%
Term of repayments	2 years
Term Loans [Member] | Minimum [Member] | SINGAPORE
Short-Term Debt [Line Items]
Annual interest rate	1.65%
Term of repayments	1 month
Term Loans [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Annual interest rate	3.75%
Term of repayments	10 years
Term Loans [Member] | Maximum [Member] | SINGAPORE
Short-Term Debt [Line Items]
Annual interest rate	7.25%
Term of repayments	10 years